Pension and Post-Retirement and Post-Employment Benefits - Changes in Fair Value of Financial Instruments Classified in Level 3 (Detail) - Level 3 [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Of Financial Instruments [Line Items]
Fair value of plan assets, beginning of year	CAD 301	CAD 144
Realized and unrealized gains	23	51
Purchases	151	106
Sales and disbursements	(50)
Fair value of plan assets, end of year	CAD 425	CAD 301